Property, plant and equipment	12 Months Ended
Apr. 03, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 29, 2020	26.6	8.7	82.4	10.2	25.5	8.9	162.3
Additions	0.7	1.5	5.0	0.3	2.4	20.9	30.8
Disposals	(0.2)	(0.1)	(1.0)	(1.0)	(0.1)	—	(2.4)
Transfers	2.0	0.8	19.0	0.4	4.0	(26.2)	—
Impact of foreign currency translation	—	(0.2)	(3.3)	(0.5)	(1.0)	(0.3)	(5.3)
March 28, 2021	29.1	10.7	102.1	9.4	30.8	3.3	185.4
Additions	0.1	1.5	6.2	—	2.4	23.5	33.7
Disposals	(0.2)	(0.1)	—	—	(0.1)	(0.1)	(0.5)
Transfers	1.9	0.8	18.1	0.2	1.9	(22.9)	—
Impact of foreign currency translation	—	(0.1)	(1.3)	(0.2)	(0.2)	0.3	(1.5)
April 3, 2022	30.9	12.8	125.1	9.4	34.8	4.1	217.1

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 29, 2020	6.3	4.3	21.8	6.0	8.8	—	47.2
Depreciation	2.8	2.6	13.5	1.6	5.3	—	25.8
Disposals	(0.1)	(0.1)	(0.9)	(1.0)	(0.1)	—	(2.2)
Impact of foreign currency translation	—	—	(1.2)	(0.3)	(0.4)	—	(1.9)
March 28, 2021	9.0	6.8	33.2	6.3	13.6	—	68.9
Depreciation	3.1	2.7	19.2	1.1	6.9	—	33.0
Disposals	—	(0.1)	—	—	—	—	(0.1)
Impairment losses (Note 1)	—	—	1.6	—	—	—	1.6
Impact of foreign currency translation	—	(0.1)	(0.1)	(0.1)	(0.2)	—	(0.5)
April 3, 2022	12.1	9.3	53.9	7.3	20.3	—	102.9

Net book value
March 28, 2021	20.1	3.9	68.9	3.1	17.2	3.3	116.5
April 3, 2022	18.8	3.5	71.2	2.1	14.5	4.1	114.2